Revenue from Product Sales (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
License fees			$ 5,159,425	$ 5,773,728
Research and development services			3,591,855	3,794,022
Milestone payments			1,128,630	257,200
Government grants			2,547,382	1,558,372
Revenue	$ 2,089,831	$ 9,001,738	$ 12,427,292	$ 11,383,322